Note 13 - Commitments and Contingencies (Details Textual) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Aug. 31, 2016	Jun. 30, 2016
Contractual Obligation On JV Newbuilds	$ 2,137
Number of JV Newbuild Vessels Owned at Fourty-Nine Percent	2
Remaining Contractual Commitments	49.00%
Kemp Maritime Co. and Hyde Maritime Co. [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 88,000		$ 88,000
Ainsley Maritime Co. and Ambrose Maritime Co. [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 86,600	$ 86,600
Ainsley Maritime Co., Ambrose Maritime Co., Kemp Maritime Co. and Hyde Maritime Co. [Member]
Debt Guarantee Percentage	100.00%
Long-term Time Charters (Including Charter Agreements Vessels Under Construction) [Member]
Time Charter Arrangements Remaining Terms Period	7 years 180 days
Future Minimum Contractual Charter Revenues Assumptions [Member]
Revenue Days Per Annum	1 year